Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Sep. 30, 2025 USD ($)
Components of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 16,910
Valuation allowance	(16,910)
Net deferred tax assets